INVESTMENT IN EQUITY AFFILIATES (Details)	12 Months Ended								12 Months Ended		47 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 Bona Yinglong USD ($)	Dec. 31, 2012 Bona Yinglong USD ($)	Jul. 31, 2010 Bona Yinglong USD ($)	Jul. 31, 2010 Bona Yinglong CNY	Jul. 31, 2010 BVI USD ($)	Dec. 31, 2012 Bona Meitao USD ($)	Dec. 31, 2011 Bona Meitao USD ($)	Apr. 30, 2012 Bona Meitao USD ($) item
Investment In Equity Affiliates
Amount invested					$ 289,737			$ 4	$ 573,235
Legal ownership (as a percent)					40.00%			40.00%	51.00%
Acquisition of remaining equity shares (as a percent)						60.00%	60.00%
Total purchase price						440,736	3,000,000
Remeasurement gains or losses recognized in earnings				0
Number of board members that the entity is entitled to nominate											3
Number of board members											5
Board members' approval needed in fraction for any significant board resolutions											0.66
Cash consideration from disposal equity method investment	55,020										55,020
The Group's share of the equity method investees' profit or loss and distributions
Balance at the beginning of the period									55,340	231,854
Share of profit	5,604	3,062	11,254						5,604	3,062
Disposal									(60,604)
Distribution										(185,712)
Exchange difference									(340)	6,136
Balance at the end of the period										55,340
Loss on disposal of an equity method investment	$ 5,584								$ 5,584